As filed with the Securities and Exchange Commission on February 23, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21965

Rochdale Core Alternative Strategies Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Rochdale Core Alternative Strategies Fund LLC (the "Fund") invests substantially all of its assets in Rochdale Core
Alternative Strategies Master Fund LLC (the "Master Fund"). As of December 31, 2010, the Fund owned 33.55% of the Master Fund. The schedule of investments of the Master Fund is as follows:
SCHEDULE OF INVESTMENTS, December 31, 2010 (Unaudited)				Redemptions
	Percentage of				Notice Period
Long-Term Investment Funds1:	Members' Capital	Cost	Fair Value	Frequency	# of Days

Equity Long / Short:

Absolute Partners Fund LLC	2.60%	$1,500,000	$1,583,922	Monthly	90
Alphagen Rhocas	3.58	1,750,000	2,177,429	Monthly	30
Blackthorn Partners, LP	4.32	2,000,000	2,632,165	Monthly	45
Clovis Capital Partners Institutional, LP	4.42	2,575,000	2,694,994	Quarterly	45
Copia Market Neutral Fund (US) LP	2.41	1,500,000	1,466,438	Quarterly	30
Criterion Institutional Partners, LP	3.16	1,750,000	1,922,058	Monthly	45
FrontPoint Offshore Asia Pacific Fund, Ltd.	1.79	1,000,000	1,090,926	Quarterly	45
Hunter Global Investors Fund I LP	4.63	2,575,000	2,818,699	Quarterly	30
Sandler Associates	4.64	2,500,000	2,822,915	Quarterly	30
Seligman Health Spectrum Plus Fund LLC	3.46	1,750,000	2,105,686	Monthly	30
Standard Global Equity Partners SA, LP	4.47	2,500,000	2,723,314	Quarterly	45
	39.48	21,400,000	24,038,546

Event / Multi-Strategy:

Bennelong Asia Pacific Multi Strategy Equity Fund, LP	1.97	1,400,000	1,201,181	Monthly	30
Brencourt Multi Strategy Arbitrage, LP	0.38	119,429	233,932	**	**
Brigade Leveraged Capital Structures Fund LP	5.68	2,800,000	3,454,961	Quarterly	60
Canyon Value Realization Fund, LP	3.69	2,000,000	2,246,930	Annually	100
Castlerigg Partners	0.28	877,052	173,036	**	**
GoldenTree Partners LP	4.52	2,150,000	2,750,771	Quarterly	90
HBK Fund II L.P.	5.23	3,000,000	3,183,239	Quarterly	90
Ionic Capital LLC	3.26	2,000,000	1,984,875	Quarterly	60
King Street Capital LP	0.25	107,420	151,695	**	**
OZ Asia Domestic Partners, LP	3.56	2,000,000	2,169,144	Annually	45
Polygon Global Opportunities Fund, LP	0.59	1,409,613	361,533	*	*
Satellite Fund II LP	0.03	723,203	15,814	*	*
Stark Select Asset Fund LLC 2	0.45	264,801	273,567	**	**
SuttonBrook Capital Partners, LP	5.70	3,450,000	3,471,151	Monthly	30
York Capital Management, LP	5.24	3,000,000	3,187,400	Quarterly	45
	40.83	25,301,518	24,859,229

Global Macro Strategy:

Blenheim Commodity Fund, LLC	3.27	1,500,000	1,991,953	Monthly	65
Boronia Diversified Fund (U.S.) LP	1.41	750,000	858,321	Monthly	30
CamCap Resources, LP	2.38	1,250,000	1,446,421	Quarterly	60
Caxton Global Investments (USA) LLC	0.09	48,525	55,938	**	**
Dynamic	1.75	750,000	1,065,720	Monthly	30
MKP Opportunity Partners, LP	2.08	1,250,000	1,267,478	Quarterly	60
Robeco Transtrend Diversified Fund LLC	2.92	1,500,000	1,778,468	Monthly	5
Sunrise Commodities Fund	2.48	1,110,000	1,508,089	Monthly	15
	16.38	8,158,525	9,972,388

Total Long-Term Investment Funds:	96.69	54,860,043	58,870,163

Short-Term Investment:

Money Market Fund:
Federated Prime Obligations Fund-Institutional Class, 0.17% 3	6.17	3,755,311	3,755,311

Total Investments	102.86%	$58,615,354	$62,625,474

1. All investments are non-income producing.
2. This Fund is a side pocket of Stark Investments Limited Partnership.
3. 7-Day Yield.

* Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions. Redemptions are currently suspended for Polygon Global Opportunities Fund, LP and
Satellite Fund II LP, as the funds are in process of being liquidated or restructured.

** Special Investments have been established for Brencourt Multi Strategy Arbitrage, LP, Castlerigg Partners, King Street
Capital LP, Stark Select Asset Fund LLC and Caxton Global Investments (USA) LLC. These investments are long-term, illiquid and gains or losses associated with them flow through to the investors on an as realized basis.

The investments in Hedge Funds shown above, representing 96.69% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

Equity Long / Short. Equity investing involves the purchase and / or sale of listed or unlisted equity and equity-related Financial
Instruments usually based on fundamental research and analysis. Hedge Fund Managers may invest opportunistically in several sectors or they may be sector specialists. These Hedge Fund Managers may be globally or regionally focused. Hedge Fund
Managers may also have a style bias, such as growth or value. The average holding period of Hedge Fund Managers may vary as well between long-term or short-term trading. Some Hedge Fund Managers may also take a top-down thematic approach while others utilize a bottoms-up approach pursuant to which individual securities are selected.

Event / Multi-Strategy. Multi-strategy investing is an investment strategy that focuses on the securities of companies undergoing some material structural changes. These changes can come in the form of mergers, acquisitions, spin offs, Dutch tender offers, share buybacks and other reorganizations. This strategy also seeks to exploit relative value inefficiencies across the capital structure or among closely related markets, generally without assuming an unhedged exposure to any particular market or financial instrument.

Global Macro Strategy. Macro strategies take long, short and relative value positions in Financial Instruments based on a top-
down fundamental and technical analysis of capital market conditions. Hedge Fund Managers begin evaluating opportunities based on economic and/or technical factors, working their way down to regional, country and industry specific analysis. The
Hedge Fund Managers make judgements about the expected future price direction of asset classes and express that opinion by taking long or short positions in a variety of instruments. Investments are usually made in a wide variety of global futures, cash instruments and other Financial Instruments, including stocks, bonds, currencies, derivatives and commodities.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

SCHEDULE OF INVESTMENTS, December 31, 2010 (Unaudited), Continued
Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Underlying Funds
Equity Long / Short	$-	$-	$24,038,546	$24,038,546
Event / Multi-Strategy	-	-	24,859,229	24,859,229
Global Macro Strategy	-	-	9,972,388	9,972,388

Total Investments in Underlying Funds	-	-	58,870,163	58,870,163

Short-Term Investment
Money Market Fund	3,755,311	-	-	3,755,311

Total Investments	$3,755,311	$-	$58,870,163	$62,625,474

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2010	$54,763,619
Accrued discounts/premiums	-
Realized gain (loss)	677,005
Change in unrealized appreciation (depreciation)	2,926,342
Net purchases (sales)	503,197
Transfers in and/or out of Level 3 *	-
Balance as of December 31, 2010	$58,870,163

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund LLC

By (Signature and Title)     /s/ Garrett R. D’ Alessandro
                                                     Garrett R. D’Alessandro, President

Date            2/18/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Garrett R. D’ Alessandro
                                                     Garrett R. D’Alessandro, President

Date          2/18/2011

By (Signature and Title)     /s/ Edmund L. Towers
                                                     Edmund L. Towers, Treasurer

Date          2/17/2011